Jun. 01, 2018

NATIXIS FUNDS

Supplement dated March 11, 2019 to the Natixis Funds Prospectus dated June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM
(each a “Fund” and, together, the “Funds”)

On March 7, 2019, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved the addition of Harris Associates L.P. and Loomis, Sayles & Company, L.P. as subadvisers to the Funds and approved the addition of three segments to the Funds’ Principal Investment Strategies, effective April 30, 2019. Shareholders of the Funds will receive an Information Statement that contains additional information about the subadvisers and the new segments within 90 days of the effective date of the changes discussed in this supplement.

Effective April 30, 2019, the second paragraph under the sub-heading “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund Summary with regard to each Fund is amended and restated as follows:

The Fund follows a sustainable investing approach that aligns with environmental, social and governance (“ESG”) principles and values. Consistent with the Fund’s multi-disciplinary approach, the ESG strategies used by the Fund may vary across the Fund’s underlying funds and separately managed segments. For example, strategies may integrate ESG factors into fundamental analysis to pursue alpha and manage risk, or may use sustainable themes to identify investment opportunities. Certain ESG strategies may also seek to exclude specific types of investments.